Share-based payments (Tables)	12 Months Ended
Mar. 31, 2020
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options
	2020	2019	2018
	Millions	Millions	Millions
1April	46	40	41
Granted during the year	39	33	11
Forfeited during the year	(1)	(2)	(2)
Exercised during the year	—	(2)	(5)
Expired during the year	(31)	(23)	(5)
31 March	53	46	40
Weighted average exercise price:
1April	£1.40	£1.64	£1.61
Granted during the year	£1.06	£1.30	£1.72
Forfeited during the year	£1.36	£1.52	£1.65
Exercised during the year	£1.50	£1.67	£1.57
Expired during the year	£1.34	£1.64	£1.65
31 March	£1.19	£1.40	£1.64

Summary of options outstanding

	31 March 2020			31 March 2019
			Weighted			Weighted
			remaining			remaining
		Weighted	average		Weighted	average
	Outstanding	average	contractual	Outstanding	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group savings related and Sharesave Plan:
£1.01 – £2.00	53	£1.19	30	46	£1.40	33

Schedule of movements in non-vested shares

	2020		2019		2018
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	200	£1.92	182	£2.04	178	£1.91
Granted	135	£1.00	88	£1.82	74	£1.95
Vested	(44)	£2.10	(39)	£2.21	(42)	£1.76
Forfeited	(46)	£1.76	(31)	£1.97	(28)	£1.58
31 March	245	£1.41	200	£1.92	182	£2.04